OTHER NON-CURRENT ASSETS (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
OTHER NON-CURRENT ASSETS
Deposits	¥ 16,935,994		¥ 6,531,928
Prepayment for property, plant and equipment	8,423,185		8,683,050
Prepayment for insurance	10,628,935		4,103,681
Other non-current assets	¥ 35,988,114	$ 5,146,232	¥ 19,318,659